CONSOLIDATING FINANCIAL STATEMENTS - Statement of operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue
Metal sales	$ 3,497.3	$ 3,212.6
Cost of sales
Production cost of sales	1,778.9	1,860.5
Depreciation, depletion and amortization	731.3	772.4
Reversals of impairment charges	(361.8)
Total cost of sales	2,148.4	2,632.9
Gross profit	1,348.9	579.7
Other operating expense	108.5	137.0
Exploration and business development	113.5	109.2
General and administrative	135.8	133.0
Operating earnings	991.1	200.5
Other income (expense) - net	72.6	3.2
Equity in earnings (losses) of associate, joint ventures and intercompany investments	0.1	(0.3)
Finance income	7.9	11.0
Finance expense	(107.9)	(101.2)
Earnings before tax	963.8	113.2
Income tax expense - net	(246.7)	(138.8)
Net earnings (loss)	717.1	(25.6)
Net earnings (loss) attributable to:
Non-controlling interest	(1.5)	(2.0)
Common shareholders	718.6	(23.6)
Total Guarantors
Revenue
Metal sales	1,945.3	1,989.2
Cost of sales
Production cost of sales	1,072.8	1,205.3
Depreciation, depletion and amortization	376.8	413.0
Reversals of impairment charges	(200.7)
Total cost of sales	1,248.9	1,618.3
Gross profit	696.4	370.9
Other operating expense	39.6	67.5
Exploration and business development	50.4	43.5
General and administrative	90.8	80.5
Operating earnings	515.6	179.4
Other income (expense) - net	35.1	(45.0)
Equity in earnings (losses) of associate, joint ventures and intercompany investments	333.2	(35.7)
Finance income	133.4	116.4
Finance expense	(131.5)	(161.0)
Earnings before tax	885.8	54.1
Income tax expense - net	(167.2)	(77.7)
Net earnings (loss)	718.6	(23.6)
Net earnings (loss) attributable to:
Common shareholders	718.6	(23.6)
Kinross Gold Corp.
Revenue
Metal sales	1,892.0	1,936.0
Cost of sales
Production cost of sales	1,857.5	1,897.7
Depreciation, depletion and amortization	3.3	3.7
Total cost of sales	1,860.8	1,901.4
Gross profit	31.2	34.6
Other operating expense	18.0	7.6
Exploration and business development	29.6	26.1
General and administrative	86.1	76.0
Operating earnings	(102.5)	(75.1)
Other income (expense) - net	33.0	12.9
Equity in earnings (losses) of associate, joint ventures and intercompany investments	767.1	41.4
Finance income	83.5	64.7
Finance expense	(63.7)	(64.6)
Earnings before tax	717.4	(20.7)
Income tax expense - net	1.2	(2.9)
Net earnings (loss)	718.6	(23.6)
Net earnings (loss) attributable to:
Common shareholders	718.6	(23.6)
Guarantor Subsidiaries
Revenue
Metal sales	1,848.0	1,837.2
Cost of sales
Production cost of sales	1,009.8	1,091.6
Depreciation, depletion and amortization	373.7	409.3
Reversals of impairment charges	(200.7)
Total cost of sales	1,182.8	1,500.9
Gross profit	665.2	336.3
Other operating expense	21.6	59.9
Exploration and business development	20.8	17.4
General and administrative	4.7	4.5
Operating earnings	618.1	254.5
Other income (expense) - net	2.1	(57.9)
Equity in earnings (losses) of associate, joint ventures and intercompany investments	390.5	1.0
Finance income	57.1	59.8
Finance expense	(75.0)	(104.5)
Earnings before tax	992.8	152.9
Income tax expense - net	(168.4)	(74.8)
Net earnings (loss)	824.4	78.1
Net earnings (loss) attributable to:
Common shareholders	824.4	78.1
Guarantor Adjustments
Revenue
Metal sales	(1,794.7)	(1,784.0)
Cost of sales
Production cost of sales	(1,794.5)	(1,784.0)
Depreciation, depletion and amortization	(0.2)
Total cost of sales	(1,794.7)	(1,784.0)
Equity in earnings (losses) of associate, joint ventures and intercompany investments	(824.4)	(78.1)
Finance income	(7.2)	(8.1)
Finance expense	7.2	8.1
Earnings before tax	(824.4)	(78.1)
Net earnings (loss)	(824.4)	(78.1)
Net earnings (loss) attributable to:
Common shareholders	(824.4)	(78.1)
Non-guarantors
Revenue
Metal sales	1,552.0	1,223.4
Cost of sales
Production cost of sales	706.1	655.2
Depreciation, depletion and amortization	354.5	359.4
Reversals of impairment charges	(161.1)
Total cost of sales	899.5	1,014.6
Gross profit	652.5	208.8
Other operating expense	68.9	69.5
Exploration and business development	63.1	65.7
General and administrative	45.0	52.5
Operating earnings	475.5	21.1
Other income (expense) - net	249.2	460.1
Equity in earnings (losses) of associate, joint ventures and intercompany investments	0.1	0.1
Finance income	89.7	123.0
Finance expense	(191.6)	(168.6)
Earnings before tax	622.9	435.7
Income tax expense - net	(79.5)	(61.1)
Net earnings (loss)	543.4	374.6
Net earnings (loss) attributable to:
Non-controlling interest	(1.5)	(2.0)
Common shareholders	544.9	376.6
Eliminations
Cost of sales
Other income (expense) - net	(211.7)	(411.9)
Equity in earnings (losses) of associate, joint ventures and intercompany investments	(333.2)	35.3
Finance income	(215.2)	(228.4)
Finance expense	215.2	228.4
Earnings before tax	(544.9)	(376.6)
Net earnings (loss)	(544.9)	(376.6)
Net earnings (loss) attributable to:
Common shareholders	$ (544.9)	$ (376.6)